CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net (loss) Income	$ (81,113)	$ 92,109
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	1,098	505
Amortization of investment premium paid	148	420
Allowance for expected credit loss	3	0
Stock-based compensation	863	4,456
Inventory provision	3,300	392
Change in fair value of public and private placement warrants	(1,271)	(116,125)
Acquisition of in-process research and development	35,402	0
Loss in equity method investments	271	643
Non-cash lease expense - operating leases	692	58
Non-cash lease expense - finance leases	169	71
Other	342	(533)
Changes in operating assets and liabilities:
Accounts receivable	(1,135)	(603)
Inventories	(304)	(1,144)
Prepaid inventories	(4,436)	(58)
Prepaid and other current assets	(3,713)	(7,963)
Accounts payable	6,470	2,630
Accrued expenses	1,876	250
Contract liabilities	(53)	857
Operating lease liabilities	(177)	(60)
Other, net	1,529	(77)
Net cash used in operating activities	(40,039)	(24,172)
Cash flows from investing activities:
Purchase of investments	0	(281,124)
Proceeds from maturities of investments	1,483	32,318
Proceeds from sales of investments	69,413	1,300
Equity method investment	0	(4,000)
Assets acquisition, net of cash acquired	(34,035)	0
Capital expenditures	(2,940)	(1,617)
Net cash provided by (used in) investing activities	33,921	(253,123)
Cash flows from financing activities:
Issuance of common stock under the SEPA, net of stock purchase discount	25,000	0
Exercise of stock options	7	4,681
Exercise of stock warrants	0	21,526
Settlement on restricted stock withholding	(1)	0
Principal portion of finance lease liabilities	(196)	(76)
Net cash provided by financing activities	24,810	26,131
Net change in cash, cash equivalents and restricted cash	18,692	(251,164)
Cash, cash equivalents and restricted cash, beginning of period	25,638	293,942
Cash, cash equivalents and restricted cash, end of period	44,330	42,778
Reconciliation of cash, cash equivalents and restricted cash to the condensed consolidated balance sheets:
Cash and cash equivalents	41,330	41,278
Restricted cash	3,000	1,500
Total cash, cash equivalents and restricted cash	44,330	42,778
Supplemental cash flow information:
Cash paid for interest	3	0
Cash paid for income taxes	0	10
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property, plant and equipment in accounts payable and accrued expenses at the end of period	2,625	86
Finance lease right-of-use assets obtained in exchange of finance lease liabilities	150	0
Write off of equity method investment in the BorgWarner JV	$ 1,058	$ 0